Financial - risk management objectives and policies - Carrying value versus fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	$ 531,653	$ 571,688	$ 587,062	$ 633,083
Financial liabilities at fair value	531,745	571,688
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	98,086	87,281
Financial assets at fair value	98,376	89,017
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	45,423	43,927
Financial liabilities at fair value	47,479	45,633
Minera Yanacocha SRL and subsidiary [Member] | Trade receivables [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	27,658	15,016
Financial assets at fair value	27,658	15,016
Minera Yanacocha SRL and subsidiary [Member] | Restricted Cash [Member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	48,752	48,617
Financial assets at fair value	49,042	50,353
Minera Yanacocha SRL and subsidiary [Member] | Financial assets at fair value [member]
Disclosure of financial assets [abstract]
Financial assets at carrying value	21,676	23,648
Financial assets at fair value	21,676	23,648
Minera Yanacocha SRL and subsidiary [Member] | Debt Instrument [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	45,423	43,927
Financial liabilities at fair value	$ 47,479	$ 45,633